Award Timing Disclosure	12 Months Ended
Dec. 27, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We have not granted option awards since 2018, and we do not grant stock appreciation rights, or other similar award types. The Company does not maintain any written policies on the timing of stock options. Historically, when granting stock options, the CC generally did not take material nonpublic information (“MNPI”) into account when determining the timing of awards and did not seek to time the stock options in relation to the Company’s public disclosure of MNPI. In addition, when the Company made option awards, the Company did not time the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method

We have not granted option awards since 2018, and we do not grant stock appreciation rights, or other similar award types. The Company does not maintain any written policies on the timing of stock options. Historically, when granting stock options, the CC generally did not take material nonpublic information (“MNPI”) into account when determining the timing of awards and did not seek to time the stock options in relation to the Company’s public disclosure of MNPI. In addition, when the Company made option awards, the Company did not time the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the CC generally did not take material nonpublic information (“MNPI”) into account when determining the timing of awards and did not seek to time the stock options in relation to the Company’s public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false